Interest-bearing Financial Liabilities - Summary of Scheduled Maturities of Consolidated Outstanding Long-term Debt at Nominal Values (Detail) - Dec. 31, 2021 ₱ in Millions, $ in Millions	PHP (₱)	USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	₱ 255,414
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	41,104	$ 806
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	214,310
Less than 1 year [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	11,854
Less than 1 year [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	2,262	44
Less than 1 year [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	9,592
1-2 years [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	27,931
1-2 years [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	1,988	39
1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	25,943
2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	16,268
2024 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	1,988	39
2024 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	14,280
2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	22,684
2025 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	714	14
2025 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	21,970
2026
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	14,868
2026 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	713	14
2026 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	14,155
Later than five years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	161,809
Later than five years [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	33,439	$ 656
Later than five years [member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	₱ 128,370